SCHEDULE OF OPERATING LEASES (Details) - Old Glory Holding Co [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
Monthly lease	$ 4
Future lease commitments	$ 34
N [Member]
Related Party Transaction [Line Items]
Expiry date of lease	Apr. 30, 2026
Monthly lease	$ 2
Future lease commitments	$ 10
Y [Member]
Related Party Transaction [Line Items]
Expiry date of lease	Dec. 31, 2026
Monthly lease	$ 2
Future lease commitments	$ 24